Business combination and disposal of subsidiaries and businesses - Disposal of online game business (Details) - Third party company - Discontinued by exchange - Online games business ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest acquired	30.00%
Fair value of the investment upon initial recognition	¥ 347,000
ContractWithCustomerLiability	103,600
Gain on disposal	82,699
Carrying amount of the assets and liabilities being de-consolidated	¥ 264,301
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated period for recognizing revenue	5 years